Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 1,791	$ 7,728	$ 7,438
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes of $(1,888), $(532), and $(4,035), respectively	3,507	989	7,802
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(63), $10, and $(81), respectively	116	(17)	151
Total other comprehensive income	3,623	972	7,953
Total comprehensive income	$ 5,414	$ 8,700	$ 15,391